American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2021

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Argentina — 1.5%
Globant SA(1)	42,797	13,792,617
Brazil — 6.7%
Banco BTG Pactual SA	1,697,400	9,332,614
Embraer SA, ADR(1)	646,399	11,596,398
Gerdau SA, Preference Shares	1,230,900	6,743,908
Locaweb Servicos de Internet SA	950,240	4,511,563
Magazine Luiza SA	1,195,846	4,204,471
Petrobras Distribuidora SA	738,100	3,845,520
Suzano SA(1)	433,100	5,121,013
Vale SA, ADR	738,339	14,080,125
		59,435,612
China — 25.8%
Alibaba Group Holding Ltd., ADR(1)	180,144	30,082,247
China Construction Bank Corp., H Shares	13,309,000	9,589,902
China Education Group Holdings Ltd.	2,421,000	4,577,220
China Tourism Group Duty Free Corp. Ltd., A Shares	258,087	9,139,327
CIFI Holdings Group Co. Ltd.	10,345,557	6,954,511
Contemporary Amperex Technology Co. Ltd., A Shares	142,398	10,940,111
Country Garden Services Holdings Co. Ltd.	1,117,000	8,523,503
Ganfeng Lithium Co. Ltd., H Shares	654,600	15,081,730
GDS Holdings Ltd., ADR(1)	79,643	4,657,523
Huazhu Group Ltd., ADR(1)	43,769	2,113,605
Industrial & Commercial Bank of China Ltd., H Shares	6,173,095	3,437,639
Kweichow Moutai Co. Ltd., A Shares	25,900	6,257,756
Li Ning Co. Ltd.	1,028,500	13,791,949
Meituan, Class B(1)	277,600	8,876,137
Nine Dragons Paper Holdings Ltd.	2,910,000	3,975,407
NIO, Inc., ADR(1)	273,005	10,731,826
Ping An Insurance Group Co. of China Ltd., H Shares	617,000	4,777,479
Shenzhou International Group Holdings Ltd.	472,400	10,239,799
Tencent Holdings Ltd.	688,800	42,542,203
Wuxi Biologics Cayman, Inc.(1)	1,158,000	17,928,101
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	867,100	4,936,027
		229,154,002
Hungary — 1.6%
OTP Bank Nyrt(1)	231,099	13,956,475
India — 11.5%
Asian Paints Ltd.	117,276	5,137,446
Bajaj Finance Ltd.	92,333	9,485,226
Bata India Ltd.	170,708	4,138,344
HDFC Bank Ltd.	918,483	19,810,054
ICICI Bank Ltd., ADR	771,999	15,146,620
Indraprastha Gas Ltd.	516,779	3,856,694
Infosys Ltd., ADR	566,251	13,488,099
Jubilant Foodworks Ltd.	184,066	10,050,199
Tata Consultancy Services Ltd.	179,852	9,310,300
UltraTech Cement Ltd.	109,921	11,775,653
		102,198,635

Indonesia — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	37,647,100	10,353,138
Bukalapak.com Tbk PT(1)	31,812,900	2,107,849
		12,460,987
Luxembourg — 1.3%
Ternium SA, ADR	206,969	11,254,974
Mexico — 3.6%
Cemex SAB de CV, ADR(1)	1,959,956	16,071,639
Grupo Financiero Banorte SAB de CV	1,576,923	10,408,917
Wal-Mart de Mexico SAB de CV	1,589,156	5,639,272
		32,119,828
Netherlands — 0.7%
Prosus NV(1)	69,481	6,077,671
Philippines — 0.4%
Ayala Land, Inc.	5,736,280	3,888,356
Russia — 4.8%
Novatek PJSC, GDR	44,129	10,459,180
Sberbank of Russia PJSC, ADR (London)	557,105	9,949,283
TCS Group Holding plc, GDR	93,178	8,240,995
Yandex NV, A Shares(1)	176,482	13,571,466
		42,220,924
Saudi Arabia — 1.3%
Al Rajhi Bank	355,712	11,473,823
Singapore — 0.9%
Sea Ltd., ADR(1)	24,718	8,362,594
South Africa — 2.5%
Capitec Bank Holdings Ltd.	65,663	8,593,536
Kumba Iron Ore Ltd.(2)	163,564	7,345,548
Naspers Ltd., N Shares	34,448	5,943,624
		21,882,708
South Korea — 15.8%
CJ Logistics Corp.(1)	43,713	6,440,960
Cosmax, Inc.(1)	43,494	4,880,416
Hyundai Motor Co.	65,301	11,931,879
LG Chem Ltd.	9,920	6,463,932
Mando Corp.(1)	163,425	8,527,527
NAVER Corp.	37,423	14,169,728
Samsung Biologics Co. Ltd.(1)	13,609	11,312,005
Samsung Electro-Mechanics Co. Ltd.	81,551	12,941,164
Samsung Electronics Co. Ltd.	646,328	42,669,430
Samsung SDI Co. Ltd.	20,458	13,943,902
SK Hynix, Inc.	78,039	7,145,284
		140,426,227
Taiwan — 15.8%
ASPEED Technology, Inc.	96,000	8,098,815
Chailease Holding Co. Ltd.	2,605,209	24,992,320
Formosa Plastics Corp.	1,924,000	7,104,093
MediaTek, Inc.	347,000	11,252,246
Merida Industry Co. Ltd.	477,000	5,484,896
President Chain Store Corp.	358,000	3,686,170
Taiwan Semiconductor Manufacturing Co. Ltd.	3,432,774	75,298,657
Win Semiconductors Corp.	325,000	3,856,986
		139,774,183
Thailand — 2.2%
CP ALL PCL	2,552,800	5,146,515

Kasikornbank PCL	1,892,300	7,174,398
PTT Exploration & Production PCL	2,146,500	7,407,657
		19,728,570
Turkey — 0.6%
BIM Birlesik Magazalar AS	574,091	4,954,470
TOTAL COMMON STOCKS (Cost $603,082,273)		873,162,656
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $4,539,822), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $4,449,188)		4,449,186
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/30, valued at $11,345,462), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $11,123,006)		11,123,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	220,116	220,116
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,792,302)		15,792,302
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $618,874,575)		888,954,958
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,766,635)
TOTAL NET ASSETS — 100.0%		$887,188,323

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.0%
Financials	19.9%
Consumer Discretionary	17.1%
Materials	12.4%
Communication Services	8.9%
Consumer Staples	3.4%
Health Care	3.3%
Industrials	3.2%
Energy	2.6%
Real Estate	2.2%
Utilities	0.4%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,876,429. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $6,225,901, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	13,792,617	—	—
Brazil	25,676,523	33,759,089	—
China	47,585,201	181,568,801	—
India	28,634,719	73,563,916	—
Luxembourg	11,254,974	—	—
Mexico	16,071,639	16,048,189	—
Russia	13,571,466	28,649,458	—
Singapore	8,362,594	—	—
Other Countries	—	374,623,470	—
Temporary Cash Investments	220,116	15,572,186	—
	165,169,849	723,785,109	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.